Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Notes Payable

Notes payable outstanding were $1,243,700 and $318,995 at March 31, 2021 and December 31, 2020, respectively.

	March 31, 2021	December 31, 2020
AON	$994,789	$—
Fifth Restated Note	—	42,534
PPP Note	—	27,550
CEO Restated Note	248,911	248,911

Total notes payable	$1,243,700	$318,995

Notes payable outstanding were $318,995 and $373,794 at December 31, 2020 and 2019, respectively.

	12/31/2020	12/31/2019
2019 Note	$—	$98,419
Fifth Restated Note	42,534	—
2019 CFO Note	—	275,375
PPP Note	27,550	—
CEO Restated Note	248,911	—

Total notes payable	$318,995	$373,794

Summary of Future Principal Payments on Notes Payable	Future principal payments on the notes payable as of March 31, 2021, are as follows:

Year ended December 31,
2021	$994,789
2022	248,911
2023	—
2024	—
2025	—

Total notes payable	$1,243,700

Future principal payments on the notes payable as of December 31, 2020 are as follows:

Year ended December 31,
2021	$42,534
2022	276,461
2023	—
2024	—
2025	—

Total notes payable	$318,995